RELATED PARTY TRANSACTIONS	12 Months Ended
May 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 6.	RELATED PARTY TRANSACTIONS

An officer and director of the Company is involved in business activities outside of the Company and may, in the future, become involved in other business opportunities that become available. They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.